July 3, 2003





VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

         Re:      PIA Mutual Fund
                  File Nos. 002-90810 and 811-04010
                  Rule 497(j) Certification

Ladies and Gentlemen:

     The undersigned officer of PIA Mutual Fund (the "Trust") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

     1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 36 to Form N-1A Registration Statement filed by the Trust on June 30, 2003.

     2. that the text of Post-Effective Amendment No. 36 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on June 30, 2003.

                                     Very truly yours,

                                     PIA MUTUAL FUND


                                     By: /s/ Lloyd McAdams
                                        ----------------------------------------
                                     Name: Lloyd McAdams
                                     Title: Chairman